PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

7. PLANT AND EQUIPMENT, NET

Plant and equipment consist of the following:

	As of December 31,
	2024	2025
	HK$	HK$

Furniture and equipment	74,392	120,935
Less: accumulated depreciation	(9,883)	(41,198)
Plant and equipment, net	64,509	79,737

Depreciation expenses for the years ended December 31, 2024 and 2025 were HK$7,141 and HK$31,315, respectively.